UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-05221
SELIGMAN PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Seligman Capital Portfolio
March 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.3%)
BE Aerospace, Inc.	1,810	(b)	$64,309
Precision Castparts Corp.	460		67,703

Total			132,012

Air Freight & Logistics (1.2%)
Atlas Air Worldwide Holdings, Inc.	970	(b,d)	67,628
Expeditors International of Washington, Inc.	970		48,636

Total			116,264

Airlines (0.7%)
United Continental Holdings, Inc.	3,000	(b,d)	68,970

Auto Components (4.1%)
BorgWarner, Inc.	920	(b)	73,315
Cooper Tire & Rubber Co.	2,480	(d)	63,860
Gentex Corp.	3,040	(d)	91,959
Lear Corp.	2,380		116,310
The Goodyear Tire & Rubber Co.	4,670	(b,d)	69,957

Total			415,401

Automobiles (0.5%)
Harley-Davidson, Inc.	1,190		50,563

Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc.	800	(b,d)	78,944
Dendreon Corp.	2,020	(b)	75,609
Human Genome Sciences, Inc.	2,460	(b,d)	67,527

Total			222,080

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	1,380	(b)	150,931
T Rowe Price Group, Inc.	1,410		93,652

Total			244,583

Chemicals (3.8%)
Cabot Corp.	1,650		76,379
Celanese Corp., Series A	1,730		76,760
CF Industries Holdings, Inc.	1,210		165,516
Solutia, Inc.	2,370	(b)	60,198

Total			378,853

Commercial Services & Supplies (0.5%)
Stericycle, Inc.	560	(b,d)	49,655

Communications Equipment (3.4%)
Acme Packet, Inc.	1,660	(b)	117,794
Aruba Networks, Inc.	1,580	(b)	53,467
JDS Uniphase Corp.	5,220	(b)	108,785
Riverbed Technology, Inc.	1,740	(b,d)	65,511

Total			345,557

Issuer	Shares		Value(a)
Computers & Peripherals (1.7%)
NetApp, Inc.	2,300	(b)	110,814
Western Digital Corp.	1,650	(b)	61,529

Total			172,343

Consumer Finance (0.7%)
Discover Financial Services	2,900		69,948

Containers & Packaging (1.0%)
Crown Holdings, Inc.	2,590	(b)	99,922

Diversified Consumer Services (0.5%)
New Oriental Education & Technology Group, ADR	520	(b,c)	52,036

Diversified Financial Services (2.0%)
IntercontinentalExchange, Inc.	460	(b)	56,828
Moody’s Corp.	2,890		98,001
MSCI, Inc., Class A	1,360	(b)	50,075

Total			204,904

Electric Utilities (0.6%)
ITC Holdings Corp.	830		58,017

Electrical Equipment (2.3%)
AMETEK, Inc.	2,050		89,933
Regal-Beloit Corp.	820	(d)	60,541
Sensata Technologies Holding NV	2,320	(b,c)	80,574

Total			231,048

Energy Equipment & Services (3.8%)
Cameron International Corp.	2,310	(b)	131,900
McDermott International, Inc.	3,250	(b)	82,518
National Oilwell Varco, Inc.	630		49,940
Tidewater, Inc.	1,150		68,828
Weatherford International Ltd.	2,210	(b,c,d)	49,946

Total			383,132

Food & Staples Retailing (0.9%)
Whole Foods Market, Inc.	1,310		86,329

Food Products (2.1%)
Green Mountain Coffee Roasters, Inc.	1,600	(b,d)	103,377
HJ Heinz Co.	870		42,473
Mead Johnson Nutrition Co.	1,080		62,564

Total			208,414

Health Care Equipment & Supplies (1.1%)
Gen-Probe, Inc.	640	(b)	42,464
Intuitive Surgical, Inc.	210	(b)	70,027

Total			112,491

Health Care Providers & Services (4.7%)
AmerisourceBergen Corp.	3,130		123,822
Brookdale Senior Living, Inc.	2,640	(b,d)	73,920
CIGNA Corp.	2,240		99,187
Express Scripts, Inc.	1,630	(b)	90,644
Laboratory Corp. of America Holdings	960	(b)	88,445

Total			476,018

Issuer	Shares		Value(a)
Health Care Technology (0.9%)
Cerner Corp.	810	(b,d)	90,072

Hotels, Restaurants & Leisure (2.6%)
Ctrip.com International Ltd., ADR	1,270	(b,c)	52,692
Panera Bread Co., Class A	460	(b,d)	58,419
Royal Caribbean Cruises Ltd.	1,050	(b,d)	43,323
Starwood Hotels & Resorts Worldwide, Inc.	880		51,146
Wynn Resorts Ltd.	450		57,263

Total			262,843

Household Durables (2.1%)
Tempur-Pedic International, Inc.	2,950	(b,d)	149,447
Whirlpool Corp.	700	(d)	59,752

Total			209,199

Insurance (0.5%)
Marsh & McLennan Companies, Inc.	1,600		47,696

Internet & Catalog Retail (2.0%)
Netflix, Inc.	176	(b)	41,770
priceline.com, Inc.	310	(b)	156,996

Total			198,766

Internet Software & Services (1.2%)
LogMeln, Inc.	1,500	(b,d)	63,240
WebMD Health Corp.	1,150	(b,d)	61,433

Total			124,673

IT Services (4.0%)
Alliance Data Systems Corp.	1,510	(b,d)	129,694
Cognizant Technology Solutions Corp., Class A	880	(b)	71,632
Teradata Corp.	1,440	(b)	73,008
The Western Union Co.	3,220		66,879
VeriFone Systems, Inc.	1,070	(b,d)	58,797

Total			400,010

Life Sciences Tools & Services (3.0%)
Agilent Technologies, Inc.	1,120	(b)	50,154
ICON PLC, ADR	3,100	(b,c,d)	66,929
Illumina, Inc.	1,110	(b,d)	77,778
Life Technologies Corp.	2,080	(b)	109,033

Total			303,894

Machinery (4.1%)
AGCO Corp.	1,040	(b)	57,169
Cummins, Inc.	1,420		155,660
Joy Global, Inc.	820		81,024
Navistar International Corp.	790	(b)	54,771
Pall Corp.	1,130		65,099

Total			413,723

Media (2.6%)
CBS Corp., Class B Non Voting	3,440		86,138
Cinemark Holdings, Inc.	3,770	(d)	72,950
Discovery Communications, Inc., Class A	1,470	(b)	58,653
Lamar Advertising Co., Class A	1,260	(b)	46,544

Total			264,285

Metals & Mining (3.9%)
Agnico-Eagle Mines Ltd.	1,500	(c)	99,525
Cliffs Natural Resources, Inc.	1,210		118,920

Issuer	Shares		Value(a)
HudBay Minerals, Inc.	3,440	(c)	56,026
Steel Dynamics, Inc.	3,030		56,873
Walter Energy, Inc.	480		65,006

Total			396,350

Multiline Retail (0.7%)
Nordstrom, Inc.	1,610		72,257

Oil, Gas & Consumable Fuels (3.7%)
Concho Resources, Inc.	1,150	(b)	123,396
Consol Energy, Inc.	1,010		54,166
Continental Resources, Inc.	1,060	(b,d)	75,758
Denbury Resources, Inc.	2,360	(b)	57,584
Range Resources Corp.	1,000	(d)	58,460

Total			369,364

Personal Products (1.7%)
Herbalife Ltd.	1,480	(c)	120,413
The Estee Lauder Companies, Inc., Class A	570		54,925

Total			175,338

Pharmaceuticals (1.8%)
Hospira, Inc.	1,390	(b)	76,728
Watson Pharmaceuticals, Inc.	1,830	(b)	102,498

Total			179,226

Professional Services (0.5%)
IHS, Inc., Class A	570	(b)	50,588

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.	550		54,857

Road & Rail (1.4%)
Hertz Global Holdings, Inc.	3,240	(b)	50,641
Kansas City Southern	1,680	(b)	91,476

Total			142,117

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	2,360		103,887
ARM Holdings PLC, ADR	3,250	(c)	91,553
NVIDIA Corp.	2,690	(b)	49,657

Total			245,097

Software (9.9%)
Autodesk, Inc.	2,080	(b)	91,749
Citrix Systems, Inc.	1,430	(b)	105,048
Concur Technologies, Inc.	1,500	(b,d)	83,175
Electronic Arts, Inc.	6,460	(b,d)	126,163
Fortinet, Inc.	1,140	(b)	50,160
Intuit, Inc.	1,570	(b)	83,367
Red Hat, Inc.	2,740	(b)	124,368
Rovi Corp.	1,782	(b,d)	95,604
Salesforce.com, Inc.	690	(b)	92,170
Solera Holdings, Inc.	900		45,990
TIBCO Software, Inc.	3,170	(b,d)	86,383

Total			984,177

Specialty Retail (2.0%)
Dick’s Sporting Goods, Inc.	1,660	(b)	66,367
Tiffany & Co.	1,170		71,885
TJX Companies, Inc.	1,300		64,649

Total			202,901

Issuer	Shares		Value(a)
Textiles, Apparel & Luxury Goods (3.3%)
Coach, Inc.	970		50,479
Deckers Outdoor Corp.	660	(b,d)	56,859
Fossil, Inc.	680	(b)	63,682
Lululemon Athletica, Inc.	1,010	(b,c,d)	89,940
The Warnaco Group, Inc.	1,240	(b)	70,916

Total			331,876

Thrifts & Mortgage Finance (0.6%)
BankUnited, Inc.	1,961		56,300

Trading Companies & Distributors (0.6%)
Fastenal Co.	940	(d)	60,940

Wireless Telecommunication Services (0.7%)
MetroPCS Communications, Inc.	4,040	(b)	65,610

Total Common Stocks (Cost: $7,788,475)			$9,880,699

Money Market Fund (0.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	12,640	(e)	$12,640

Total Money Market Fund (Cost: $12,640)			$12,640

Investments of Cash Collateral Received for Securities on Loan (20.9%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Goldman Sachs & Co. dated 03-31-11, matures 04-01-11, repurchase price $2,103,088	0.160%	$2,103,079	$2,103,079

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $2,103,079)			$2,103,079

Total Investments in Securities
(Cost: $9,904,194)(g)			$11,996,418

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 7.55% of net assets.

(d)	At March 31, 2011, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at March 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.160%)

Security Description	Value (a)

Government National Mortgage Association	$2,145,140

Total Market Value of Collateral Securities	$2,145,140

(g)	At March 31, 2011, the cost of securities for federal income tax purposes was approximately $9,904,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,111,000
Unrealized depreciation	(19,000)

Net unrealized appreciation	$2,092,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$9,880,699	$—	$—	$9,880,699

Total Equity Securities	9,880,699	—	—	9,880,699

Other
Affiliated Money Market Fund(c)	12,640	—	—	12,640
Investments of Cash Collateral Received for Securities on Loan	—	2,103,079	—	2,103,079

Total Other	12,640	2,103,079	—	2,115,719

Total	$9,893,339	$2,103,079	$—	$11,996,418

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)            Seligman Portfolios, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	May 20, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	May 20, 2011